PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Property, Plant, and Equipment [Abstract]
Depreciation expense	$ 250	$ 323	$ 337